Note 7 - Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	€ 12,742	€ 11,354
Less: accumulated depreciation and amortization	(8,534)	(7,672)
Total	4,208	3,682
Equipment [Member]
Property and equipment, gross	8,677	7,588
Furniture and Fixtures [Member]
Property and equipment, gross	€ 4,064	€ 3,766